Deconsolidation (Details)	3 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total current assets		$ 55,870,006	¥ 403,705,491	¥ 384,520,103
Total current assets		71,815,975	518,927,864	502,055,248
Total current liabilities		$ 11,610,223	¥ 83,893,146	¥ 33,453,984
Feda Electronics Co [Member]
Total current assets	$ 3,583,579
Total other assets
Total current assets	3,583,579
Total current liabilities	186,192
Total net assets	3,397,385
Total consideration
Total loss on disposal	$ 3,397,385